Offsets	Aug. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-287672
Initial Filing Date	May 30, 2025
Fee Offset Claimed	$ 12,073.03
Explanation for Claimed Amount

Explanation of the basis for claimed offset:

1.	The Registrant previously paid registration fees of (a) $12,073.03 in connection with the initial filing of this Registration Statement on Form S-1 on May 30, 2025.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Quantumsphere Acquisition Corp
Form or Filing Type	S-1
File Number	333-287672
Filing Date	May 30, 2025
Fee Paid with Fee Offset Source	$ 12,073.03
Explanation for Claimed Amount

Explanation of the basis for claimed offset:

1.	The Registrant previously paid registration fees of (a) $12,073.03 in connection with the initial filing of this Registration Statement on Form S-1 on May 30, 2025.